Leases - Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₨ 8,345	$ 98	₨ 6,169	₨ 3,454
Additions	924	11	2,266	2,725
Capitalised during the year	244	3	145	108
Accretion of interest	615	7	690	416
Disposal of subsidiaries	(206)	(2)	(337)
Payments	(663)	(8)	(588)	(534)
Closing balance	9,259	$ 108	8,345	6,169
Current	977		868	698	$ 11
Non-current	₨ 8,282		₨ 7,477	₨ 5,471	$ 97